FIXED ASSETS (Details Narrative) - Naturalshrimp Incorporated [Member]		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2022 USD ($) ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Depreciation expense						$ 1,307,000	$ 346,000
Depreciation expense		$ 416,377	$ 218,134	$ 1,349,838	$ 830,409	1,307,038	346,437
Area of land | ft²	8,000
Insurance	$ 700,000
Fixed assets	1,764,000	15,350,443		15,350,443		14,798,103	12,236,557
Accumulated depreciation	$ 325,000	$ 2,930,478		$ 2,930,478		$ 1,909,612	$ 584,521